LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT	6 Months Ended
Jun. 30, 2012
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT [Abstract]
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT

NOTE 5 - LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances.

Pursuant to section 14 of the Israeli Severance Compensation Act, 1963, some of the Company's employees are entitled to have monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments to these employees.

The severance pay liability of the Company for the rest of its employees, which reflects the undiscounted amount of the liability, is based upon the number of years of service and the latest monthly salary. The severance pay liability is partly covered by insurance policies and by regular deposits with recognized severance payment funds. The Company may only make withdrawals from the amounts funded for the purpose of paying severance pay. The severance pay expenses were approximately $117 thousand in the six month period ended June 30, 2012, and $155 thousand, $114 thousand and $78 thousand in the years ended December 31, 2011, 2010 and 2009, respectively.

Defined contribution plan expenses were $96 in the six month period ended June 30 2012, and $197, $90 and $82 in the years ended December 31, 2011, 2010 and 2009, respectively. Gain (loss) on amounts funded with respect to employee rights upon retirement totaled to approximately $6 thousand for the six month period ended June 30 2012, and $(8) thousand, $11 thousand and $10 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company expects contribution plan expenses in fiscal year 2013 to be approximately $198 thousand.